

       NON-CONFIDENTIAL                                                                FORM 13F


                                                                                                                     (SEC USE ONLY)

       QTR ENDED: 6/30/01                       Name of Reporting Manager: Sandell Asset Management


                                                                                                                 Item 8:
     Item 1:              Item 2 :       Item 3:        Item 4:      Item 5:    Item 6:       Item 7:   Voting Authority (Shares)
  Name of Issuer         Title of        CUSIP       Fair Market   Shares or  Investment     Managers
                          Class          Number         Value      Principal  Discretion   See Instr.   (a)Sole (b)Shared (c)None
                                                       (X$1000)     Amount                      V

Air Canada Class A -    COM.            008911-30-7      944    200,000 SH   SOLE                                           200,000

                                         Value Total:          $ 944

                                         Entry Total:              1



